Income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax
Current income tax	$ (38,456)	$ (20,468)	$ (19,084)
Deferred income tax	62,697	(4,415)	(50,027)
Income tax	$ 24,241	$ (24,883)	$ (69,111)